JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Aerospace & Defense — 3.4%
AeroVironment, Inc. * (a)	15,249	4,245,169
Archer Aviation, Inc., Class A *	204,881	1,473,094
ATI, Inc. *	54,905	6,605,071
BWX Technologies, Inc.	37,364	7,675,687
Carpenter Technology Corp.	19,419	6,171,941
Curtiss-Wright Corp.	15,397	10,111,056
Hexcel Corp.	32,870	2,721,965
Huntington Ingalls Industries, Inc.	16,018	6,735,729
Karman Holdings, Inc. * (a)	14,482	1,503,232
Kratos Defense & Security Solutions, Inc. *	67,427	6,945,655
Leonardo DRS, Inc.	30,165	1,238,575
Loar Holdings, Inc. *	9,438	647,258
StandardAero, Inc. *	45,580	1,407,966
Woodward, Inc.	24,153	7,676,790
		65,159,188
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	48,178	9,392,301
GXO Logistics, Inc. *	47,769	2,703,248
		12,095,549
Automobile Components — 0.7%
Autoliv, Inc. (Sweden)	27,726	3,361,500
BorgWarner, Inc.	85,210	4,039,806
Gentex Corp.	86,205	1,983,577
Lear Corp.	21,899	2,564,154
QuantumScape Corp. *	187,069	1,655,561
		13,604,598
Automobiles — 0.4%
Lucid Group, Inc. * (a)	58,479	647,362
Rivian Automotive, Inc., Class A * (a)	308,172	4,545,537
Thor Industries, Inc.	20,925	2,340,880
		7,533,779
Banks — 3.7%
Bank OZK	41,394	1,968,699
BOK Financial Corp. (a)	8,310	1,079,801
Cadence Bank	1,260	53,059
Columbia Banking System, Inc.	116,037	3,416,129
Comerica, Inc.	888	78,739
Commerce Bancshares, Inc.	56,054	2,950,682
Cullen/Frost Bankers, Inc.	24,616	3,392,577
First Financial Bankshares, Inc.	49,264	1,567,580
First Horizon Corp.	200,883	4,919,625
FNB Corp.	132,140	2,319,057
Glacier Bancorp, Inc.	49,975	2,532,733
Hancock Whitney Corp.	33,162	2,281,546
Home BancShares, Inc.	75,331	2,177,066
Old National Bancorp	141,362	3,453,474

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Pinnacle Financial Partners, Inc.	60,247	5,728,887
Popular, Inc. (Puerto Rico)	26,290	3,510,504
Prosperity Bancshares, Inc.	36,958	2,550,472
SouthState Bank Corp.	39,772	4,069,869
TFS Financial Corp. (a)	21,557	303,415
UMB Financial Corp.	29,321	3,727,872
United Bankshares, Inc.	57,368	2,428,387
Valley National Bancorp	183,201	2,282,684
Webster Financial Corp.	66,236	4,356,342
Western Alliance Bancorp	45,105	4,021,111
Wintrust Financial Corp.	25,788	3,803,472
Zions Bancorp NA	57,817	3,463,816
		72,437,598
Beverages — 0.8%
Brown-Forman Corp., Class A	17,995	500,801
Brown-Forman Corp., Class B (a)	119,556	3,272,248
Celsius Holdings, Inc. *	66,843	3,507,920
Coca-Cola Consolidated, Inc.	21,346	3,245,873
Molson Coors Beverage Co., Class B	68,971	3,313,367
Primo Brands Corp.	84,036	1,591,642
		15,431,851
Biotechnology — 4.7%
Alkermes plc *	64,417	2,183,092
Avidity Biosciences, Inc. *	47,883	3,474,869
BioMarin Pharmaceutical, Inc. *	77,890	4,403,901
Bridgebio Pharma, Inc. *	57,272	4,425,407
CRISPR Therapeutics AG (Switzerland) * (a)	38,407	1,918,814
Cytokinetics, Inc. *	48,008	3,033,626
Exact Sciences Corp. *	75,158	7,691,670
Exelixis, Inc. *	103,046	4,261,983
Halozyme Therapeutics, Inc. *	50,506	3,621,785
Ionis Pharmaceuticals, Inc. *	60,746	5,021,872
Madrigal Pharmaceuticals, Inc. *	7,477	3,658,571
Moderna, Inc. *	141,102	6,218,365
Natera, Inc. *	53,734	12,420,077
Neurocrine Biosciences, Inc. *	40,349	5,489,885
Revolution Medicines, Inc. *	61,461	5,958,644
Roivant Sciences Ltd. *	157,949	3,414,857
Summit Therapeutics, Inc. * (a)	46,168	668,513
TG Therapeutics, Inc. *	59,108	1,739,548
United Therapeutics Corp. *	16,235	7,622,170
Vaxcyte, Inc. *	46,906	2,512,754
Viking Therapeutics, Inc. * (a)	43,236	1,255,573
		90,995,976
Broadline Retail — 0.4%
Dillard's, Inc., Class A	1,634	992,753

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Etsy, Inc. *	39,863	2,111,144
Macy's, Inc.	107,233	2,146,805
Ollie's Bargain Outlet Holdings, Inc. *	25,226	2,782,680
		8,033,382
Building Products — 2.3%
A O Smith Corp.	46,587	3,423,679
AAON, Inc. (a)	27,625	2,515,533
Advanced Drainage Systems, Inc.	28,228	4,291,785
Armstrong World Industries, Inc.	17,749	3,261,201
Builders FirstSource, Inc. *	46,368	5,304,499
Carlisle Cos., Inc.	17,712	6,037,844
Fortune Brands Innovations, Inc.	47,624	2,576,458
Modine Manufacturing Co. *	20,218	3,733,456
Owens Corning	34,929	4,185,891
Simpson Manufacturing Co., Inc.	17,116	3,025,766
Trex Co., Inc. *	43,767	1,812,829
UFP Industries, Inc.	24,778	2,559,072
Zurn Elkay Water Solutions Corp.	61,869	2,852,780
		45,580,793
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	11,695	3,661,588
Blue Owl Capital, Inc. (a)	251,856	3,435,316
Cohen & Steers, Inc.	11,276	724,596
Evercore, Inc., Class A	15,264	5,392,313
FactSet Research Systems, Inc.	15,554	3,956,315
Federated Hermes, Inc.	33,012	1,758,879
Franklin Resources, Inc.	116,961	3,113,502
Freedom Holding Corp. (Kazakhstan) * (a)	7,425	918,473
Galaxy Digital, Inc., Class A *	76,414	2,159,460
Hamilton Lane, Inc., Class A (a)	15,619	2,206,028
Houlihan Lokey, Inc.	22,089	3,718,020
Invesco Ltd.	139,615	3,810,093
Janus Henderson Group plc	48,588	2,338,540
Jefferies Financial Group, Inc.	65,251	3,992,056
Lazard, Inc.	38,680	2,077,890
MarketAxess Holdings, Inc.	15,163	2,566,034
Morningstar, Inc.	10,353	2,092,238
SEI Investments Co.	39,334	3,455,492
Stifel Financial Corp.	41,409	5,105,730
TPG, Inc.	52,274	3,079,461
Tradeweb Markets, Inc., Class A	47,430	4,888,610
		64,450,634
Chemicals — 2.4%
Albemarle Corp.	47,900	8,173,177
Axalta Coating Systems Ltd. *	84,364	2,832,943
Balchem Corp.	13,322	2,267,005

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Cabot Corp.	20,729	1,496,427
Celanese Corp.	42,123	1,871,946
CF Industries Holdings, Inc.	64,053	5,971,661
Eastman Chemical Co.	47,189	3,271,141
Element Solutions, Inc.	89,430	2,602,413
Mosaic Co. (The)	125,359	3,447,372
NewMarket Corp.	2,959	1,984,868
RPM International, Inc.	52,674	5,634,011
Sensient Technologies Corp.	17,238	1,629,336
Solstice Advanced Materials, Inc. *	64,941	4,011,406
Westlake Corp. (a)	13,889	1,101,675
		46,295,381
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A *	25,528	2,575,265
Clean Harbors, Inc. *	20,839	5,416,264
MSA Safety, Inc.	15,172	2,687,720
Tetra Tech, Inc.	102,494	3,859,924
		14,539,173
Communications Equipment — 1.3%
Ciena Corp. *	57,799	14,554,366
Lumentum Holdings, Inc. *	28,217	11,056,550
		25,610,916
Construction & Engineering — 1.8%
AECOM	52,332	5,046,375
API Group Corp. *	126,599	5,262,720
Arcosa, Inc.	18,767	2,148,258
Dycom Industries, Inc. *	11,350	4,135,827
Fluor Corp. *	64,570	2,982,488
MasTec, Inc. *	25,019	6,016,569
Sterling Infrastructure, Inc. *	12,437	4,451,327
Valmont Industries, Inc.	8,194	3,650,919
WillScot Holdings Corp.	74,930	1,500,848
		35,195,331
Construction Materials — 0.1%
Eagle Materials, Inc.	13,613	2,774,466
Consumer Finance — 0.8%
Ally Financial, Inc.	112,737	4,766,520
Credit Acceptance Corp. *	2,387	1,189,299
Figure Technology Solutions, Inc., Class A * (a)	12,887	733,013
FirstCash Holdings, Inc.	16,335	2,785,117
OneMain Holdings, Inc.	48,912	3,205,692
SLM Corp. (a)	80,691	2,190,761
		14,870,402
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	154,333	2,569,645

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
BJ's Wholesale Club Holdings, Inc. *	47,462	4,387,387
Casey's General Stores, Inc.	14,893	9,032,605
Maplebear, Inc. *	75,199	2,794,395
Performance Food Group Co. *	63,467	6,057,925
Sprouts Farmers Market, Inc. *	40,107	2,843,987
US Foods Holding Corp. *	93,652	7,831,180
		35,517,124
Containers & Packaging — 1.1%
AptarGroup, Inc.	26,852	3,355,158
Ball Corp.	109,395	6,221,294
Crown Holdings, Inc.	47,777	5,001,296
Graphic Packaging Holding Co.	112,344	1,645,840
Sealed Air Corp.	57,631	2,413,586
Silgan Holdings, Inc.	36,156	1,560,131
Sonoco Products Co.	39,925	1,916,400
		22,113,705
Distributors — 0.4%
LKQ Corp. (a)	105,293	3,458,875
Pool Corp.	15,005	3,812,621
		7,271,496
Diversified Consumer Services — 0.8%
ADT, Inc.	141,055	1,128,440
Bright Horizons Family Solutions, Inc. *	22,593	2,092,789
Duolingo, Inc., Class A *	15,901	2,131,688
Grand Canyon Education, Inc. *	11,442	1,989,077
H&R Block, Inc.	54,666	2,156,574
Liberty Live Holdings, Inc., Class A *	8,075	649,553
Liberty Live Holdings, Inc., Class C *	18,998	1,568,855
Service Corp. International	58,079	4,671,294
		16,388,270
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	80,798	2,453,027
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. * (a)	98,128	10,912,815
Liberty Global Ltd., Class A (Belgium) *	67,763	751,491
Liberty Global Ltd., Class C (Belgium) *	52,698	583,894
Lumen Technologies, Inc. *	372,006	3,281,093
		15,529,293
Electric Utilities — 1.0%
IDACORP, Inc.	21,023	2,791,644
OGE Energy Corp.	81,961	3,580,056
Oklo, Inc., Class A *	37,838	3,012,662
Pinnacle West Capital Corp. (a)	48,769	4,562,828

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
Portland General Electric Co.	44,766	2,249,491
TXNM Energy, Inc.	38,737	2,282,384
		18,479,065
Electrical Equipment — 1.6%
Acuity, Inc.	12,216	3,777,676
EnerSys	15,512	2,795,107
Generac Holdings, Inc. *	24,361	4,093,623
Nextpower, Inc., Class A *	58,682	6,871,075
nVent Electric plc	65,692	7,374,584
Regal Rexnord Corp.	27,083	4,373,905
Sensata Technologies Holding plc	58,616	2,027,527
		31,313,497
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	15,438	3,942,248
Arrow Electronics, Inc. *	19,341	2,562,489
Avnet, Inc.	31,730	1,979,635
Badger Meter, Inc.	11,990	1,757,494
Belden, Inc.	15,718	1,847,022
Cognex Corp.	65,844	2,550,797
Coherent Corp. *	62,697	13,303,049
Fabrinet (Thailand) *	14,862	7,274,057
Jabil, Inc.	40,774	9,671,185
Littelfuse, Inc.	10,139	3,282,603
Novanta, Inc. *	14,573	1,960,651
Sanmina Corp. *	20,279	2,873,129
TD SYNNEX Corp.	30,584	4,852,763
Vontier Corp.	60,550	2,270,625
		60,127,747
Energy Equipment & Services — 0.7%
NOV, Inc.	148,112	2,717,855
TechnipFMC plc (United Kingdom)	156,050	8,695,106
Weatherford International plc	29,892	2,812,240
		14,225,201
Entertainment — 0.7%
Madison Square Garden Sports Corp. *	6,894	1,954,794
Roku, Inc. *	52,300	4,978,960
TKO Group Holdings, Inc.	27,964	5,664,947
Warner Music Group Corp., Class A	56,338	1,689,013
		14,287,714
Financial Services — 2.2%
Affirm Holdings, Inc., Class A *	109,377	6,595,433
Enact Holdings, Inc.	12,904	513,192
Essent Group Ltd.	40,195	2,529,070
Jack Henry & Associates, Inc.	29,782	5,337,232
Jackson Financial, Inc., Class A	29,099	3,460,453

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
MGIC Investment Corp.	85,520	2,302,198
PennyMac Financial Services, Inc.	11,564	1,155,475
Radian Group, Inc.	57,649	1,896,652
Rocket Cos., Inc., Class A	360,329	6,460,699
Shift4 Payments, Inc., Class A * (a)	26,953	1,591,305
Toast, Inc., Class A *	202,634	6,303,944
Voya Financial, Inc.	39,255	3,009,288
WEX, Inc. *	12,865	1,979,924
		43,134,865
Food Products — 1.7%
Bunge Global SA	55,155	6,281,051
Campbell's Co. (The)	81,385	2,277,152
Conagra Brands, Inc.	195,142	3,612,078
Darling Ingredients, Inc. *	59,980	2,738,687
Hormel Foods Corp.	118,488	2,915,990
Ingredion, Inc.	25,235	2,980,254
J M Smucker Co. (The)	42,916	4,500,172
Lamb Weston Holdings, Inc.	53,182	2,442,649
Marzetti Co. (The)	8,316	1,426,776
Pilgrim's Pride Corp.	16,967	735,859
Post Holdings, Inc. *	20,440	2,091,216
		32,001,884
Gas Utilities — 0.8%
MDU Resources Group, Inc.	79,942	1,639,610
National Fuel Gas Co.	36,999	3,098,666
New Jersey Resources Corp.	39,714	1,965,049
ONE Gas, Inc.	23,392	1,861,068
Southwest Gas Holdings, Inc.	24,103	1,996,210
Spire, Inc.	23,677	2,000,470
UGI Corp.	87,883	3,524,987
		16,086,060
Ground Transportation — 1.3%
Avis Budget Group, Inc. * (a)	7,135	820,454
Knight-Swift Transportation Holdings, Inc.	64,170	3,535,767
Landstar System, Inc.	14,289	2,134,205
Lyft, Inc., Class A *	160,077	2,700,499
Ryder System, Inc.	16,600	3,175,248
Saia, Inc. *	10,885	3,645,060
U-Haul Holding Co. * (a)	3,133	177,171
U-Haul Holding Co.	39,605	2,032,133
XPO, Inc. * (a)	48,141	7,130,163
		25,350,700
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	28,984	4,725,262
Baxter International, Inc.	209,659	4,207,856
Glaukos Corp. *	21,676	2,587,681

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Globus Medical, Inc., Class A *	47,067	4,268,036
Lantheus Holdings, Inc. *	27,632	1,849,133
Masimo Corp. *	19,216	2,638,933
Merit Medical Systems, Inc. *	24,138	1,957,350
Penumbra, Inc. *	15,197	5,443,110
Solventum Corp. *	56,603	4,356,733
Teleflex, Inc.	18,958	1,978,646
		34,012,740
Health Care Providers & Services — 2.3%
Chemed Corp.	6,007	2,565,830
CorVel Corp. *	12,064	840,016
DaVita, Inc. *	14,315	1,565,202
Encompass Health Corp.	39,389	3,723,442
Ensign Group, Inc. (The)	23,541	4,041,048
Guardant Health, Inc. *	47,358	5,400,706
HealthEquity, Inc. *	34,817	2,982,772
Henry Schein, Inc. *	43,042	3,248,810
Hims & Hers Health, Inc. * (a)	83,060	2,250,096
Molina Healthcare, Inc. *	20,789	3,733,497
Option Care Health, Inc. *	66,922	2,275,348
Tenet Healthcare Corp. *	35,798	6,775,846
Universal Health Services, Inc., Class B	22,820	4,592,753
		43,995,366
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	60,792	3,321,675
Healthcare Realty Trust, Inc., Class A	139,628	2,344,354
Healthpeak Properties, Inc.	285,265	4,917,969
Omega Healthcare Investors, Inc.	117,245	5,144,710
		15,728,708
Health Care Technology — 0.1%
Doximity, Inc., Class A *	53,151	1,991,568
Waystar Holding Corp. *	32,629	866,626
		2,858,194
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	286,008	5,299,728
Ryman Hospitality Properties, Inc.	25,155	2,382,179
		7,681,907
Hotels, Restaurants & Leisure — 2.8%
Aramark	107,069	4,121,086
Boyd Gaming Corp.	22,909	1,936,727
Caesars Entertainment, Inc. *	83,341	1,725,159
Cava Group, Inc. * (a)	40,047	2,427,649
Choice Hotels International, Inc. (a)	11,067	1,137,688
Churchill Downs, Inc.	28,326	2,786,145
DraftKings, Inc., Class A *	199,249	5,481,340

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Dutch Bros, Inc., Class A *	46,755	2,543,004
Hilton Grand Vacations, Inc. *	21,926	989,082
Hyatt Hotels Corp., Class A	16,472	2,575,727
Life Time Group Holdings, Inc. *	49,427	1,441,785
MGM Resorts International *	81,302	2,726,869
Norwegian Cruise Line Holdings Ltd. *	181,021	3,975,221
Planet Fitness, Inc., Class A *	33,224	3,024,713
Texas Roadhouse, Inc.	27,300	4,910,178
Travel + Leisure Co.	26,161	1,819,236
Vail Resorts, Inc. (a)	14,422	1,919,135
Wingstop, Inc. (a)	11,432	3,034,396
Wyndham Hotels & Resorts, Inc.	29,862	2,173,655
Wynn Resorts Ltd.	34,137	3,668,021
		54,416,816
Household Durables — 1.7%
Champion Homes, Inc. *	21,816	1,709,938
Installed Building Products, Inc. (a)	9,438	2,719,465
KB Home	26,613	1,531,312
Meritage Homes Corp.	29,267	2,034,349
Mohawk Industries, Inc. *	20,176	2,388,435
Somnigroup International, Inc.	76,305	6,703,394
Taylor Morrison Home Corp. *	41,012	2,499,682
Toll Brothers, Inc.	40,696	5,880,165
TopBuild Corp. *	11,420	5,345,131
Whirlpool Corp. (a)	22,751	1,819,853
		32,631,724
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	22,248	515,486
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The)	290,162	4,250,873
Clearway Energy, Inc., Class A	13,662	461,366
Clearway Energy, Inc., Class C	33,686	1,217,749
Ormat Technologies, Inc.	23,393	2,922,722
Talen Energy Corp. *	17,115	5,962,181
		14,814,891
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	102,088	1,266,912
EastGroup Properties, Inc.	21,408	3,888,549
First Industrial Realty Trust, Inc.	49,400	2,866,682
Lineage, Inc.	24,289	867,360
Rexford Industrial Realty, Inc.	96,662	3,917,711
STAG Industrial, Inc.	76,369	2,864,601
Terreno Realty Corp.	41,313	2,542,402
		18,214,217
Insurance — 3.6%
American Financial Group, Inc.	29,269	3,812,873

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Assurant, Inc.	20,748	4,940,721
Assured Guaranty Ltd.	19,532	1,657,290
Axis Capital Holdings Ltd.	30,971	3,195,588
Erie Indemnity Co., Class A	10,288	2,911,607
Everest Group Ltd.	17,416	5,769,572
First American Financial Corp.	40,394	2,552,093
Globe Life, Inc.	31,927	4,476,804
Hanover Insurance Group, Inc. (The)	14,098	2,455,026
Kinsale Capital Group, Inc.	9,043	3,579,943
Lincoln National Corp.	69,534	2,893,310
Old Republic International Corp.	94,031	3,683,194
Primerica, Inc.	13,539	3,561,299
Reinsurance Group of America, Inc.	26,947	5,463,504
RenaissanceRe Holdings Ltd. (Bermuda)	17,812	5,017,640
RLI Corp.	34,237	2,000,468
Ryan Specialty Holdings, Inc. (a)	42,937	2,072,998
Selective Insurance Group, Inc.	24,785	2,083,923
Unum Group	65,532	4,978,466
White Mountains Insurance Group Ltd.	996	2,036,750
		69,143,069
Interactive Media & Services — 0.9%
Match Group, Inc.	100,735	3,137,895
Reddit, Inc., Class A *	51,652	9,311,306
Snap, Inc., Class A *	432,493	2,997,176
Trump Media & Technology Group Corp. *	48,561	620,610
ZoomInfo Technologies, Inc. *	100,950	812,648
		16,879,635
IT Services — 0.8%
Akamai Technologies, Inc. *	57,059	5,543,282
Applied Digital Corp. * (a)	101,273	3,431,129
EPAM Systems, Inc. *	22,619	4,718,324
Kyndryl Holdings, Inc. *	94,556	2,174,788
		15,867,523
Leisure Products — 0.6%
Acushnet Holdings Corp.	11,459	1,110,836
Brunswick Corp.	25,574	2,051,546
Hasbro, Inc.	53,644	4,790,946
Mattel, Inc. *	131,842	2,754,179
		10,707,507
Life Sciences Tools & Services — 1.7%
Avantor, Inc. *	276,457	3,018,910
Bio-Rad Laboratories, Inc., Class A *	7,997	2,348,719
Bio-Techne Corp.	64,622	4,141,624
Bruker Corp.	42,238	1,870,721
Charles River Laboratories International, Inc. *	18,495	3,892,828
Medpace Holdings, Inc. *	9,366	5,455,508

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Repligen Corp. *	21,656	3,234,757
Revvity, Inc.	49,175	5,350,240
Sotera Health Co. *	62,338	1,129,564
Tempus AI, Inc. * (a)	34,488	2,063,072
		32,505,943
Machinery — 5.6%
AGCO Corp.	24,351	2,761,647
Alliance Laundry Holdings, Inc. *	19,102	421,772
Allison Transmission Holdings, Inc.	34,829	3,785,912
Chart Industries, Inc. *	18,380	3,810,909
CNH Industrial NV	360,130	3,874,999
Crane Co.	20,150	3,680,196
Donaldson Co., Inc.	49,269	5,022,482
Esab Corp.	23,162	2,804,918
Federal Signal Corp.	24,889	2,690,252
Flowserve Corp.	53,620	4,190,403
Franklin Electric Co., Inc.	16,222	1,616,036
Gates Industrial Corp. plc *	99,963	2,301,148
Graco, Inc.	68,906	6,017,561
IDEX Corp.	29,366	5,830,619
ITT, Inc.	35,411	6,455,425
JBT Marel Corp.	21,100	3,319,241
Lincoln Electric Holdings, Inc.	22,892	6,074,392
Middleby Corp. (The) *	20,588	3,029,936
Mueller Industries, Inc.	45,216	6,155,706
Nordson Corp.	21,270	5,839,253
Oshkosh Corp.	24,544	3,529,918
RBC Bearings, Inc. *	12,651	6,321,325
SPX Technologies, Inc. *	20,144	4,198,211
Stanley Black & Decker, Inc.	62,518	4,917,666
Symbotic, Inc. *	20,596	1,119,805
Timken Co. (The)	26,177	2,439,435
Toro Co. (The)	40,819	3,734,939
Watts Water Technologies, Inc., Class A	11,163	3,341,198
		109,285,304
Marine Transportation — 0.1%
Kirby Corp. *	22,298	2,623,583
Media — 1.1%
EchoStar Corp., Class A * (a)	54,685	6,191,436
Liberty Broadband Corp., Class A *	6,943	333,403
Liberty Broadband Corp., Class C *	42,902	2,064,015
New York Times Co. (The), Class A	63,745	4,673,146
Nexstar Media Group, Inc.	11,202	2,379,081
Paramount Skydance Corp., Class B	361,531	4,052,762
Sirius XM Holdings, Inc. (a)	77,766	1,582,538
		21,276,381

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 2.2%
Alcoa Corp.	106,679	6,060,434
Cleveland-Cliffs, Inc. *	224,095	3,083,547
Coeur Mining, Inc. *	256,925	5,251,547
Commercial Metals Co.	43,322	3,330,162
Hecla Mining Co.	248,973	5,606,872
MP Materials Corp. * (a)	51,110	3,003,735
Reliance, Inc.	21,485	7,079,307
Royal Gold, Inc.	32,944	8,674,485
		42,090,089
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. (a)	424,106	4,834,808
Rithm Capital Corp.	216,961	2,373,553
Starwood Property Trust, Inc.	141,162	2,531,035
		9,739,396
Multi-Utilities — 0.2%
Black Hills Corp.	29,473	2,150,940
Northwestern Energy Group, Inc.	23,514	1,595,660
		3,746,600
Office REITs — 0.5%
BXP, Inc. (a)	59,053	3,818,958
Cousins Properties, Inc.	64,031	1,616,142
Kilroy Realty Corp. (a)	43,986	1,516,637
Vornado Realty Trust (a)	66,510	2,120,339
		9,072,076
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	129,143	2,430,471
Antero Resources Corp. *	108,080	3,930,869
APA Corp.	147,067	3,884,039
California Resources Corp.	26,164	1,399,774
Centrus Energy Corp., Class A * (a)	6,610	1,839,431
Chord Energy Corp.	24,508	2,456,682
Comstock Resources, Inc. *	28,696	698,748
DT Midstream, Inc.	40,086	5,051,638
HF Sinclair Corp.	62,458	3,247,191
Magnolia Oil & Gas Corp., Class A	71,968	1,835,904
Matador Resources Co.	45,549	2,060,637
Murphy Oil Corp.	54,355	1,635,542
Ovintiv, Inc.	105,966	4,606,342
Permian Resources Corp., Class A	260,062	4,194,800
Range Resources Corp.	98,055	3,711,382
Viper Energy, Inc.	68,430	2,897,326
		45,880,776
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	26,057	2,182,013

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	44,864	2,280,437
American Airlines Group, Inc. *	264,436	3,516,999
Joby Aviation, Inc. *	228,212	2,412,201
		8,209,637
Personal Care Products — 0.2%
BellRing Brands, Inc. *	52,158	1,297,170
elf Beauty, Inc. *	20,580	1,749,094
		3,046,264
Pharmaceuticals — 1.0%
Axsome Therapeutics, Inc. *	16,040	2,955,370
Corcept Therapeutics, Inc. *	39,554	1,577,018
Elanco Animal Health, Inc. *	194,166	4,675,517
Jazz Pharmaceuticals plc *	24,327	4,001,548
Viatris, Inc.	490,353	6,418,721
		19,628,174
Professional Services — 2.0%
Amentum Holdings, Inc. *	53,905	1,928,721
Booz Allen Hamilton Holding Corp.	49,910	4,413,042
CACI International, Inc., Class A *	8,973	5,568,464
Dayforce, Inc. *	63,709	4,413,122
ExlService Holdings, Inc. *	66,256	2,593,922
Exponent, Inc.	20,652	1,484,259
FTI Consulting, Inc. *	13,195	2,304,771
Genpact Ltd.	61,047	2,692,173
KBR, Inc.	53,984	2,311,055
Maximus, Inc.	22,888	2,161,543
Parsons Corp. *	21,879	1,532,843
Paycom Software, Inc.	20,644	2,781,779
Paylocity Holding Corp. *	18,109	2,444,353
Science Applications International Corp.	19,245	1,958,371
		38,588,418
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	12,756	1,041,655
Jones Lang LaSalle, Inc. *	19,376	6,934,864
		7,976,519
Residential REITs — 1.0%
American Homes 4 Rent, Class A	125,634	3,934,857
Camden Property Trust	44,340	4,835,277
Equity LifeStyle Properties, Inc.	78,205	4,940,210
Independence Realty Trust, Inc.	90,777	1,515,976
UDR, Inc.	122,483	4,550,243
		19,776,563
Retail REITs — 1.1%
Agree Realty Corp.	44,265	3,197,261
Brixmor Property Group, Inc.	124,970	3,347,946

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Federal Realty Investment Trust	35,108	3,551,525
Kite Realty Group Trust	89,689	2,106,795
NNN REIT, Inc.	76,858	3,202,673
Phillips Edison & Co., Inc.	48,790	1,767,662
Regency Centers Corp.	67,147	4,893,002
		22,066,864
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc. (Japan) *	50,396	1,860,116
Amkor Technology, Inc.	46,492	2,246,958
Cirrus Logic, Inc. *	21,727	2,831,897
Enphase Energy, Inc. *	53,677	1,984,975
Lattice Semiconductor Corp. * (a)	56,206	4,525,707
MACOM Technology Solutions Holdings, Inc. *	25,854	5,663,577
MKS, Inc.	21,527	5,067,671
Onto Innovation, Inc. *	20,070	4,055,144
Qnity Electronics, Inc.	85,463	8,219,831
Qorvo, Inc. *	34,724	2,712,292
Rambus, Inc. *	43,892	4,996,226
Rigetti Computing, Inc. * (a)	119,091	2,163,884
Silicon Laboratories, Inc. *	13,217	1,882,762
Skyworks Solutions, Inc.	60,772	3,388,647
Universal Display Corp.	19,303	2,216,371
		53,816,058
Software — 3.4%
Aurora Innovation, Inc. * (a)	480,755	2,019,167
Bill Holdings, Inc. *	34,158	1,474,601
BitMine Immersion Technologies, Inc.	115,793	2,906,404
BlackLine, Inc. *	20,507	952,960
Box, Inc., Class A *	58,528	1,483,685
CCC Intelligent Solutions Holdings, Inc. *	208,091	1,577,330
Commvault Systems, Inc. *	17,864	1,530,945
Confluent, Inc., Class A *	115,428	3,525,171
Dolby Laboratories, Inc., Class A	24,929	1,600,192
Dropbox, Inc., Class A *	68,329	1,741,023
D-Wave Quantum, Inc. (Canada) * (a)	135,572	2,876,838
Elastic NV *	35,902	2,367,019
Gitlab, Inc., Class A *	53,653	1,876,782
Guidewire Software, Inc. *	34,046	4,792,315
Hut 8 Corp. (Canada) *	38,187	2,131,980
InterDigital, Inc.	9,773	3,190,298
Manhattan Associates, Inc. *	24,761	3,739,159
Nutanix, Inc., Class A *	104,529	4,111,126
Pegasystems, Inc.	37,416	1,634,705
Procore Technologies, Inc. *	48,194	2,722,479
Qualys, Inc. *	14,331	1,890,259
Rubrik, Inc., Class A *	55,292	3,093,587
SailPoint, Inc. * (a)	24,603	386,021

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Samsara, Inc., Class A *	124,582	3,494,525
SentinelOne, Inc., Class A *	127,913	1,788,224
ServiceTitan, Inc., Class A *	4,591	359,659
UiPath, Inc., Class A *	174,921	2,202,255
Unity Software, Inc. *	131,236	3,818,968
Workiva, Inc. *	21,211	1,633,671
		66,921,348
Specialized REITs — 0.8%
CubeSmart	93,273	3,500,536
EPR Properties	30,761	1,668,477
Gaming and Leisure Properties, Inc.	107,854	4,826,466
Lamar Advertising Co., Class A	35,579	4,565,141
		14,560,620
Specialty Retail — 2.9%
Asbury Automotive Group, Inc. *	7,398	1,734,905
AutoNation, Inc. *	10,653	2,183,652
Bath & Body Works, Inc.	83,792	1,826,666
CarMax, Inc. *	62,224	2,771,457
Chewy, Inc., Class A *	89,809	2,614,340
Dick's Sporting Goods, Inc.	26,665	5,386,330
Five Below, Inc. *	22,055	4,226,620
Floor & Decor Holdings, Inc., Class A *	42,924	2,831,267
GameStop Corp., Class A * (a)	166,442	3,974,635
Gap, Inc. (The)	96,627	2,703,624
Group 1 Automotive, Inc.	5,194	1,840,026
Lithia Motors, Inc., Class A	9,353	3,025,134
Murphy USA, Inc.	7,386	3,120,659
Penske Automotive Group, Inc.	8,095	1,269,215
Valvoline, Inc. *	51,968	1,700,393
Wayfair, Inc., Class A *	40,513	4,192,690
Williams-Sonoma, Inc.	50,264	10,286,528
		55,688,141
Technology Hardware, Storage & Peripherals — 1.7%
IonQ, Inc. * (a)	143,215	5,725,735
Sandisk Corp. *	47,515	27,380,519
		33,106,254
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. * (a)	20,491	1,719,605
Deckers Outdoor Corp. *	61,895	7,386,549
PVH Corp.	19,446	1,212,653
Ralph Lauren Corp.	15,705	5,550,304
Tapestry, Inc.	84,621	10,739,251
VF Corp.	134,595	2,636,716
		29,245,078

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	38,673	2,499,436
Applied Industrial Technologies, Inc.	15,795	4,113,176
Core & Main, Inc., Class A *	68,710	3,666,366
GATX Corp.	14,331	2,606,952
Herc Holdings, Inc.	12,642	1,812,104
MSC Industrial Direct Co., Inc., Class A	16,268	1,372,043
QXO, Inc. * (a)	240,242	5,328,568
Rush Enterprises, Inc., Class A	25,630	1,645,190
Rush Enterprises, Inc., Class B	3,147	185,704
SiteOne Landscape Supply, Inc. *	18,207	2,613,433
WESCO International, Inc.	19,589	5,669,644
		31,512,616
Water Utilities — 0.2%
Essential Utilities, Inc.	102,358	3,970,467
Total Common Stocks (Cost $1,629,974,694)		1,912,871,630
Short-Term Investments — 6.7%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c) (Cost $20,288,307)	20,288,307	20,288,307
Investment of Cash Collateral from Securities Loaned — 5.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c) (Cost $109,730,233)	109,730,233	109,730,233
Total Short-Term Investments (Cost $130,018,540)		130,018,540
Total Investments — 105.2% (Cost $1,759,993,234)		2,042,890,170
Liabilities in Excess of Other Assets — (5.2)%		(100,347,062)
NET ASSETS — 100.0%		1,942,543,108

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $103,205,033.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	61	03/20/2026	USD	21,039,510	297,635

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,042,890,170	$—	$—	$2,042,890,170
Appreciation in Other Financial Instruments
Futures Contracts (a)	$297,635	$—	$—	$297,635

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$60,570,482	$239,988,247	$190,828,496	$—	$—	$109,730,233	109,730,233	$892,111	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	11,753,162	29,253,236	20,718,091	—	—	20,288,307	20,288,307	173,013	—
Total	$72,323,644	$269,241,483	$211,546,587	$—	$—	$130,018,540		$1,065,124	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.